Shareholder Fees - Kirr, Marbach Partners Value Fund - Kirr, Marbach Partners Value Fund	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Exchange Fee	$ 5